Note 6 - Vessels, Net and Vessels Held for Sale (Detail) (USD $)					1 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Gas Elixir, Gas Cerberus, and Gas Myth [Member]	Dec. 31, 2011 Gas Shanghai, Gas Chios, Gas Czar, and Gas Nemesis [Member]	Dec. 31, 2011 Vessels [Member]	Dec. 23, 2011 Gas Tiny [Member]	Dec. 31, 2011 Gas Tiny [Member]	Dec. 16, 2011 Gas Tiny [Member]	Dec. 31, 2012 Gas Husky and Gas Esco [Member]	Dec. 31, 2012 Gas Kalogeros [Member]	Dec. 31, 2012 Gas Tiny and Gas Kalogeros [Member]
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds		$ 69,906,578	$ 25,850,000				$ 2,400,000	$ 65,661,599	$ 16,800,000
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax				5,654,178						1,372,409
Assets Held-for-sale, Current	921,285					921,285
Percentage of Selling Price Received As Deposit					10.00%
Amount of Selling Price Received as Deposit					$ 240,000